Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
15.	PROPERTY, PLANT AND EQUIPMENT, NET
15.1	Property, plant, and equipment as of December 31, 2017 and 2016:

	Balance as of
Classes of Property, Plant and Equipment, Net	12-31-2017	12-31-2016
	ThCh$	ThCh$
Construction in progress	554,424,935	588,700,578
Land	52,063,679	51,342,724
Buildings	9,029,526	9,703,906
Plant and equipment	2,117,017,034	2,033,720,809
Fixtures and fittings	37,160,396	24,007,331
Finance leases	18,508,931	19,363,189
Property, plant and equipment, net	2,788,204,501	2,726,838,537

	Balance as of
Classes of Property, Plant and Equipment, Gross	12-31-2017	12-31-2016
	ThCh$	ThCh$
Construction in progress	554,424,935	588,700,578
Land	52,063,679	51,342,724
Buildings	22,251,858	22,458,889
Plant and equipment	4,666,169,339	4,481,701,141
Fixtures and fittings	104,888,965	87,281,446
Finance leases	28,760,031	28,760,031
Property, plant and equipment, gross	5,428,558,807	5,260,244,809

	Balance as of
Classes of Accumulated Depreciation and Impairment of Property, Plant and	12-31-2017	12-31-2016
Equipment	ThCh$	ThCh$
Buildings	(13,222,332)	(12,754,983)
Plant and equipment	(2,549,152,305)	(2,447,980,332)
Fixtures and fittings	(67,728,569)	(63,274,115)
Finance leases	(10,251,100)	(9,396,842)
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(2,640,354,306)	(2,533,406,272)

15.2	The detail of, and changes in, property, plant, and equipment, net for the years December 31, 2017, 2016 and 2015 are as follows:

							Other Property,	Property,
		Construction in	Land	Buildings, Net	Plant and	Fixtures and	Plant and	Plant and
	Changes in the year ended December 31, 2017	Progress			Equipment, Net	Fittings, Net	Equipment under	Equipment,
							Finance Leases, Net	Net
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2017		588,700,578	51,342,724	9,703,906	2,033,720,809	24,007,331	19,363,189	2,726,838,537
	Increases other than those from business combinations	203,401,391	-	-	-	58,944	-	203,460,335
	Increase (decrease) from net foreign exchange differences	(101,444)	(25,624)	(44,699)	(336,622)	253,596	-	(254,793)
	Depreciation	-	-	(629,681)	(110,391,381)	(2,327,975)	(854,258)	(114,203,295)
	Impairment losses recognized in profit or loss	-	-	-	-	-	-	-
	Increases (decreases) from transfers and other changes	(207,314,070)	776,932	-	191,406,850	15,130,288	-	-
Change	Increases (decreases) from transfers from construction in process	(207,314,070)	776,932	-	191,406,850	15,130,288	-	-
	Increases (decreases) from transfers	-	-	-	-	-	-	-
	Disposals and withdrawals from service	(30,261,520)	(30,353)	-	2,617,378	38,212	-	(27,636,283)
	Disposals	(5,099,800)	(30,353)	-	(453,882)	38,212	-	(5,545,823)
	Write-offs (*)	(25,106,557)	-	-	(1,269,597)	-	-	(26,376,154)
	Other increases/decreases	(55,163)	-	-	4,340,857	-	-	4,285,694
	Total changes	(34,275,643)	720,955	(674,380)	83,296,225	13,153,065	(854,258)	61,365,964
Closing balance as of December 31, 2017		554,424,935	52,063,679	9,029,526	2,117,017,034	37,160,396	18,508,931	2,788,204,501

(*)	See Note 15.7.8 and 28.

							Other Property,	Property,
		Construction in	Land	Buildings, Net	Plant and	Fixtures and	Plant and	Plant and
	Changes in the year ended December 31, 2016	Progress			Equipment, Net	Fittings, Net	Equipment under	Equipment,
							Finance Leases, Net	Net
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2016		511,700,683	51,375,538	10,394,207	2,109,572,014	26,457,203	20,217,447	2,729,717,092
	Increases other than those from business combinations	189,236,636	-	-	-	22,459	-	189,259,095
	Increase (decrease) from net foreign exchange differences	(186,893)	(32,814)	(59,699)	(361,199)	(153,858)	-	(794,463)
	Depreciation (*)	-	-	(630,602)	(126,106,763)	(2,805,910)	(854,258)	(130,397,533)
	Impairment losses recognized in profit or loss (*) (**)	(30,785,531)	-	-	-	-	-	(30,785,531)
	Increases (decreases) from transfers and other changes	(34,679,145)	-	-	34,183,229	495,916	-	-
Change	Increases (decreases) from transfers		-	-	-	-	-	-
	Increases (decreases) from transfers from construction in process	(34,679,145)	-	-	34,183,229	495,916	-	-
	Disposals and withdrawls from services	(34,061,865)	-	-	-	(8,479)	-	(34,070,344)
	Write-offs (**)	(34,061,865)	-	-	-	(8,479)	-	(34,070,344)
	Other increases/decreases	(12,523,307)	-	-	16,433,528	-	-	3,910,221
	Total changes	76,999,895	(32,814)	(690,301)	(75,851,205)	(2,449,872)	(854,258)	(2,878,555)
Closing balance as of December 31, 2016		588,700,578	51,342,724	9,703,906	2,033,720,809	24,007,331	19,363,189	2,726,838,537

(*) See Note 15.7.8 and 15.7.10.

(**) See Note 15.7.9 and 15.7.10.

15.3	Principal investments

Material investments in the electricity generation business in Chile include developments in the program to create new capacity, including progress on the construction of the Central Hidroeléctrica Los Cóndores Plant, which will use the resources of the Laguna del Maule and will have approximately 150 MW of installed capacity. The construction involved additions of ThCh$ 289,892,097 for the year ended December 31, 2017 (ThCh$ 183,597,710 and ThCh$ 61,514,232 for the years ended December 31, 2016 and 2015).

15.4	Capitalized costs

a) Capitalized borrowing costs:

Borrowing costs capitalized during the years ended December 31, 2017, 2016 and 2015, amounted to ThCh$4,078,463, ThCh$ 3,001,211 and ThCh$2,221,329 respectively. Weighted average capitalization rate varied from 7.12%  to 7.95% for the year ended December 31, 2017, from 7.95% to 9% for the year ended December 31, 2016 and 9.0% to 10.8% for the year ended December 31, 2015 (see Note 30).

b) Capitalized personnel expenses:

Personnel expenses directly related to the construction capitalized during the years ended December 31, 2017, 2016 and 2015 amounted to ThCh$ 7,226,484, ThCh$ 9,758,304 and ThCh$15,250,810, respectively.

15.5	Finance leases

As of December 31, 2017 and December 31, 2016, property, plant and equipment includes ThCh$18,508,931 and ThCh$19,363,189, respectively, in leased assets classified as finance leases.

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2017			12-31-2016
		Unearned	Present		Unearned	Present
	Gross	Interest	Value	Gross	Interest	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	2,459,000	659,212	1,799,788	2,677,880	837,513	1,840,367
From one to five years	9,836,000	1,244,808	8,591,192	10,711,520	1,763,191	8,948,329
More than five years	4,377,544	159,610	4,217,934	7,445,079	484,128	6,960,951
Total (*)	16,672,544	2,063,630	14,608,914	20,834,479	3,084,832	17,749,647

Leased assets primarily relate to:

The Company: a lease agreement for Electric Transmission Lines and Installations (Ralco-Charrúa 2X220 KV) entered into between the Company and Abengoa Chile S.A. The lease agreement has a 20-year maturity and bears interest at an annual rate of 6.5%.

15.6	Operating leases

The consolidated statements of comprehensive income for the years ended December 31, 2017, 2016 and 2015 include ThCh$ 3,606,514, ThCh$ 1,229,779 and ThCh$ 1,240,625, respectively, related to accrual during these periods of operating lease contracts.

As of December 31, 2017 and 2016 the total future lease payments under these contracts are as follows:

	Balance as of
	12-31-2017	12-31-2016
	ThCh$	ThCh$
Less than one year	2,399,014	2,392,325
From one to five years	3,331,037	4,890,854
More than five years	754,503	818,537
Total	6,484,554	8,101,716
15.7	Other information

1.	As of December 31, 2017 and 2016 the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThCh$ 281,814,599 and ThCh$ 310,558,229, respectively.

2.	As of December 31, 2017, and 2016 the Group does not have property, plant and equipment that was pledged as security for liabilities.

3.

The Company and its Chilean subsidiaries have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a € 1,000 million  limit. Additionally, the Company has Civil Liability insurance to meet claims from third parties with a € 500 million  limit. The premiums associated with these policies are presented proportionally for each company in the caption “Prepaid Expenses”.

4.

The condition of certain assets of the Company changed, primarily works and infrastructure for facilities built to support power generation in the SIC grid in 1998, due primarily to the installation in the SIC of new thermoelectric plants, the arrival of LNG, and new other projects. As such, a new supply configuration for the upcoming years, in which it is expected that these facilities will not be used. Therefore, in 2009, Enel Generación Chile S.A. recognized an impairment loss of ThCh$43,999,600 for these assets, which is still has not reversed. (see Note 3.d).

5.

At the end of 2014, the Group recognized an impairment loss of ThCh$ 12,581,947 related to the Punta Alcalde project. This impairment loss was triggered because the current definition of the project is not fully aligned with the strategy that the Company is reformulating; particularly, with regard to technological leadership, and to community and environmental sustainability. The Company has decided to suspend the project as its profitability is still unclear (see Note 3.d).

6.

At the end of 2012, the Company’s subsidiary Compañía Eléctrica Tarapacá S.A. (currently named Gas Atacama Chile S.A.) recognized an impairment loss of ThCh$ 12,578,098, to adjust the carrying amount of certain specific assets operating in the SING grid to its recoverable amount.

At the closing of 2015, a number of new facts and circumstances was evaluated by the company, which resulted in the identification of a new single CGU for all generation assets in Chile. The analysis took into account the fact that the Group performed an optimization and joint development of all assets related to generation and transmission work, centralized trade policy, with sales contracts agreed at company level and not assigned by power plant. Generation of flows depends on all the assets as a whole.

Previously, the company identified one CGU for the assets operating in the SIC grid and another one for the assets operating in the SING, under the consideration that there were two separate markets. The new scheme, approved in 2015, posed by the interconnection of SIC and SING, unifies markets and considers formation of a single price, which was illustrated by latest bids for supply to regulated customers.

Therefore, these new conditions indicated that the recognized impairment loss mentioned above has been reversed. This was based, inter alia, on the generation of additional value by the interconnection project between the SIC and SING which is expected to be operational in 2019, by improved utilization of reserves, by expanding the potential market for specific impaired assets and decreasing overall risk of the portfolio. The effects of the interconnection are considered in the five-year projections used by the company to perform impairment tests (see Note 3.d).

7.

As of December 31, 2015, the Group recognized an impairment loss of ThCh$ 2,522,445 related to the wind project Waiwen. This impairment loss was a result of new assessment of the feasibility of the project performed by the Company and a conclusion that, under existing conditions to date, profitability is uncertain.

8.

In line with its sustainability strategy and in order to develop community relations, the Company has decided to research new design alternatives for the Neltume project, in particular regarding the question of the discharge of Lake Neltume, which has been raised by the communities in the various instances of dialogue.

To start a new phase of research of an alternative project, which includes the discharge of water on the Fuy River in late December 2015, the Company withdrew the Environmental Impact Study. This decision applies only to the Neltume project and not to the transmission project, which continues its course on handling in the Environmental Assessment Service.

As a result of the above, as of December 31, 2015, the Group recognized a loss of ThCh$2,706,830, associated with the write down of certain assets related to Environmental Impact Study, which had been withdrawn and to other studies directly linked to the old design of assets.

Consequently in line with the new sustainability strategy and as a result of sustained dialog with the communities, the Company’s projects in the territory, namely Neltume and Choshuenco, have good prospects from the social point of view. However, given the current conditions of the Chilean electricity market, expected profitability of the Neltume and Choshuenco projects is lower than the total capitalized investment in them. As a result, at the end of 2016, the Group recognized an impairment loss of ThCh$ 20,459,461 associated with the Neltume project and ThCh$ 3,748,124 associated with the Choshuenco project.

At the end of the fiscal year 2017, following an analysis during the last months, Enel Generación Chile determined to abandon the Neltume project; a decision justified mainly by the high-sustained competitiveness in the Chilean electricity market, which in November 2017 was ratified with the result of the last tender of Electric Distributors. Added to the above, there is the time associated with developing the alternative water discharge, considering a period of no less than 5 years, given the necessity to request and obtain a transfer of the current Water Right and commission a new study for environmental impact. The abandonment implied the recognition of a Th$ 21,975,641 loss, with the purpose of reducing to zero the net book value of the assets associated with the project (see Note 28).

Additionally, the Company also decided to abandon the Choshuenco project, mainly because the strong synergies considered with the Neltume hydroelectric project would not exist anymore and make it not viable. This decision involved recognizing a loss of Th$3,130,270, with the purpose of reducing the net book value of the assets associated with the project to zero (See Note 28)

9.

As of August 31, 2016, the Company decided to withdraw from the water rights associated with the hydroelectric projects Bardón, Chillan 1, Chillan 2, Futaleufú, Hechún and Puelo. This decision was taken because of, among other aspects evaluated, the high annual maintenance cost of these unused water rights, lack of technical and economic feasibility and insufficient local community support. As a result, the Group wrote-off a total amount of ThCh$ 32,834,160 of property, plant and equipment and ThCh$ 2,549,926 of intangible assets, which represent 100% of the related costs previously capitalized.

10.

As of December 31, 2016, the Group recognized an impairment loss of ThCh$ 6,577,946 associated with certain Non-Conventional Renewable Energy (“NCRE”) initiatives, such as wind, mini-hydro, biomass and solar projects. These initiatives deal with collection of natural resources data (wind speed, solar radiation, etc.) as well as engineering studies enabling the Company to perform and support technical and economical assessments in order to visualize their perspectives and decide on future steps. The results of the studies have not been entirely satisfactory, mainly due to the current conditions in the Chilean electricity market, as future viability of the NCRE projects is uncertain. As a result the Group recognized an impairment of 100% of the capitalized investments to date in NCRE projects

On the other hand, the Group decided to write off 100% of capitalized investment in two thermal projects that until now were held in its portfolio. These are the Tames 2 and Totoralillo projects, which were being developed within the framework of the public land concessions provided by the National Heritage Ministry in 2013. The amount of the write-off was ThCh$ 1,096,137 and arose as a result of the current conditions in the Chilean electricity market, lack of future viability of this type of technology (steam-coal) and high development costs, which make these projects unfeasible.

Additionally, at the end of fiscal year 2016, the Company recorded an account payable for Th$2,244,900, from penalties that it should pay for waiving the concessions related to these projects. During fiscal year 2017, the Ministry of National Assets and Enel Generación Chile, agreed to extinguish onerous concessions and not imposed any penalties.